Income Taxes 3 (Details)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Income tax rate reconciliation
Statutory federal income tax rate	35.00%		35.00%		35.00%
Effect of state income tax, net of federal benefit, on income tax rate	1.00%	[1]	1.50%	[1]	(6.40%)	[1]
Effect of noncontrolling interests on income tax rate	(1.40%)		(1.00%)		(3.30%)
Effect of gains (losses) on investments, sales of assets and impairment of assets on income tax rate					(2.40%)
Other differences effect on income tax rate	(1.30%)		(0.30%)
Total income tax rate	33.30%		35.20%		22.90%

[1]	State income taxes include changes in the valuation allowance which is primarily related to the ability to utilize net operating losses.